Vert Global Sustainable Real Estate Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of
	Shares	Value
REITS - 99.2%
Diversified REITs - 9.7%
Activia Properties, Inc.	102	$417,103
Alexander & Baldwin, Inc.	10,102	236,791
American Assets Trust, Inc.	7,257	271,557
Charter Hall Long Wale REIT	78,925	278,966
Cofinimmo SA	4,141	627,943
Covivio	7,574	636,495
Cromwell EU REIT	43,319	130,966
Dream Impact Trust (a)	6,000	29,228
Empire State Realty Trust, Inc.	21,001	210,640
Gecina SA	6,736	906,234
Goodman Property Trust	160,461	267,085
GPT Group	284,883	1,026,122
Growthpoint Properties Australia Ltd.	41,928	122,796
Growthpoint Properties Ltd.	503,612	478,237
Hulic Reit, Inc.	179	281,379
ICADE	4,356	340,147
Kenedix Office Investment Corp.	61	419,291
Land Securities Group PLC	104,867	977,395
LondonMetric Property PLC	126,258	405,885
Mirvac Group	584,751	1,240,413
Morguard Real Estate Investment Trust (a)	4,903	22,839
NIPPON REIT Investment Corp.	63	244,998
Nomura Real Estate Master Fund, Inc.	626	900,985
Premier Investment Corp.	172	236,376
Redefine Properties Ltd. (a)	771,380	234,097
Schroder Real Estate Investment Trust Ltd.	92,182	61,109
Sekisui House Reit, Inc.	584	483,525
Stockland	355,409	1,127,065
Tokyu REIT, Inc.	118	195,646
United Urban Investment Corp.	432	583,878
Washington Real Estate Investment Trust	11,865	293,659
		13,688,850
Health Care REITs - 8.3%
Healthpeak Properties, Inc.	80,393	2,691,558
Physicians Realty Trust	31,481	554,695
Ventas, Inc.	59,183	3,267,494
Welltower, Inc.	62,983	5,189,799
		11,703,546
Hotel & Resort REITs - 2.0%
DiamondRock Hospitality Co. (a)	29,496	278,737
Hersha Hospitality Trust (a)	4,777	44,569
Host Hotels & Resorts, Inc. (a)	107,289	1,752,029
Pebblebrook Hotel Trust	19,092	427,852
RLJ Lodging Trust	24,539	364,650
		2,867,837
Industrial REITs - 17.6%
Americold Realty Trust	38,371	1,114,678
Dream Industrial Real Estate Investment Trust (a)	14,835	189,742
Duke Realty Corp.	56,704	2,714,420
Frasers Logistics & Industrial Trust	391,300	436,541
GLP J-Reit	633	1,041,966
Goodman Group	251,518	3,870,133
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	11,520	616,090
Industrial & Infrastructure Fund Investment Corp.	270	491,943
Japan Logistics Fund, Inc. (	116	344,993
LaSalle Logiport REIT	259	436,340
Mitsubishi Estate Logistics REIT Investment Corp.	55	241,600
Nippon Prologis REIT, Inc.	309	1,032,694
PLA Administradora Industrial S de RL de CV	115,997	169,487
Prologis Property Mexico SA de CV	60,991	131,783
Prologis, Inc.	56,133	7,040,762
Rexford Industrial Realty, Inc.	20,760	1,178,130
Segro PLC	178,019	2,859,670
STAG Industrial, Inc.	23,734	931,560
		24,842,532
Office REITs - 11.8%
Alexandria Real Estate Equities, Inc.	21,771	4,159,785
Alstria Office REIT-AG	23,879	433,142
Befimmo SA	3,130	125,628
Boston Properties, Inc.	22,315	2,417,830
Brandywine Realty Trust	24,879	333,876
Columbia Property Trust, Inc.	15,609	296,883
Cromwell Property Group	200,484	114,649
Derwent London PLC	15,033	696,553
Dexus Property Group	159,520	1,227,762
Dream Office Real Estate Investment Trust (a)	2,900	52,661
Franklin Street Properties Corp.	14,960	69,414
Great Portland Estates PLC	32,715	328,364
Hibernia REIT Plc	88,082	119,170
Hudson Pacific Properties, Inc.	22,306	585,979
Inmobiliaria Colonial Socimi SA	43,499	422,242
Japan Excellent, Inc.	178	217,960
Japan Prime Realty Investment Corp.	118	427,495
JBG SMITH Properties	17,598	521,077
Keppel REIT	268,200	208,795
Kilroy Realty Corp.	15,460	1,023,607
Manulife US Real Estate Investment Trust	189,909	132,370
McKay Securities PLC	11,835	36,039
Mori Hills REIT Investment Corp.	223	302,172
Paramount Group, Inc.	24,970	224,480
Precinct Properties New Zealand Ltd.	188,238	217,979
SL Green Realty Corp.	9,862	698,624
Vornado Realty Trust	24,491	1,028,867
Workspace Group PLC	18,620	206,981
		16,630,384
Residential REITs - 16.1%
Advance Residence Investment Corp.	195	634,260
AvalonBay Communities, Inc.	21,000	4,654,440
Boardwalk Real Estate (a)	3,000	112,009
Comforia Residential REIT, Inc.	92	283,948
Equity LifeStyle Properties, Inc.	26,127	2,040,519
Equity Residential	53,506	4,329,705
Essex Property Trust, Inc.	9,649	3,085,171
Home REIT PLC	69,179	101,135
Kenedix Residential Next Investment Corp.	138	269,317
Killam Apartment Real Estate Investment Trust (a)	7,600	127,507
NexPoint Residential Trust, Inc.	3,223	199,439
Nippon Accommodations Fund, Inc.	66	370,637
Sun Communities, Inc.	17,433	3,226,848
UDR, Inc.	44,649	2,365,504
UMH Properties, Inc.	6,222	142,484
The UNITE Group PLC	49,681	728,309
		22,671,232
Retail REITs - 15.3%
Alexander's, Inc.	369	96,169
Altarea SCA	534	115,670
British Land Comany PLC	128,537	852,923
CapitaLand Mall Trust	665,912	991,582
Charter Hall Retail REIT	76,386	216,577
Eurocommercial Properties NV	5,405	115,475
Federal Realty Investment Trust	10,252	1,209,634
Hammerson PLC	452,888	195,417
Japan Retail Fund Investment Corp.	1,040	998,614
Kenedix Retail REIT Corp.	82	212,643
Kimco Realty Corp.	87,860	1,823,095
Kiwi Property Group Ltd.	218,250	173,487
Klepierre SA	29,986	670,589
Link REIT	308,695	2,643,463
Macerich Co.	31,421	525,045
Mercialys SA	9,124	96,928
Regency Centers Corp.	22,996	1,548,321
RioCan Real Estate Investment Trust	22,913	391,471
Shaftesbury PLC	26,502	216,363
Simon Property Group, Inc.	49,129	6,385,296
Unibail-Rodamco-Westfield (a)	18,659	1,373,310
Vastned Belgium NV	234	8,267
Vastned Retail NV	1,527	41,040
Vicinity Centres	563,231	665,871
Wereldhave Belgium VA	447	23,663
Wereldhave NV	4,825	68,551
		21,659,464
Specialized REITs - 18.4%
American Tower Corp.	26,231	6,961,970
Big Yellow Group PLC	24,945	468,872
Charter Hall Social Infrastructure REIT	44,204	113,355
Digital Realty Trust, Inc.	43,474	6,279,819
Equinix, Inc.	8,770	6,929,440
Extra Space Storage, Inc.	20,126	3,380,967
Iron Mountain, Inc.	43,538	1,891,726
		26,026,149
TOTAL REITS (Cost $123,046,910)		140,089,994

SHORT-TERM INVESTMENT - 0.5%
MONEY MARKET FUND - 0.5%
STIT - Government & Agency Portfolio 0.03% (b)	780,959	780,959
TOTAL SHORT-TERM INVESTMENT (Cost $780,959)		780,959
TOTAL INVESTMENTS (Cost $123,827,869) - 99.7%		140,870,953
Other Assets in Excess of Liabilities - 0.3%		376,103
TOTAL NET ASSETS - 100.00%		$141,247,056
Percentages are stated as a percent of net assets.

	PLC - Public Limited Company
	REIT - Real Estate Investment Trust
(a)	Non-income producing security
(b)	The rate shown represents the fund's 7-day yield as of September 30, 2021.

	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
	GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

	Country Allocation of Portfolio Assets*
	United States	69.2%
	Japan	7.8%
	Australia	7.0%
	United Kingdom	5.7%
	France	2.9%
	Hong Kong	1.9%
	Singapore	1.3%
	Canada	0.6%
	Belgium	0.6%
	South Africa	0.5%
	New Zealand	0.5%
	Germany	0.3%
	Spain	0.3%
	Mexico	0.2%
	Netherlands	0.2%
	Ireland	0.1%
	Guernsey	0.0%
	Short-Term Investments and Other	0.9%

	* Percentages represent market value as a percentage of net assets.

Summary of Fair Value Measurements at September 30, 2021 (Unaudited)

    The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.

Level 2 -
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 -
Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund's securities as of September 30, 2021:

	Level 1	Level 2	Level 3	Total
REITs
Diversified REITs	$1,969,123	$11,719,727	$-	$13,688,850
Health Care REITs	11,703,546	-	-	11,703,546
Hotel & Resort REITs	2,867,837	-	-	2,867,837
Industrial REITs	15,909,951	8,932,581	-	24,842,532
Office REITs	12,323,143	4,307,241	-	16,630,384
Residential REITs	22,671,232	-	-	22,671,232
Retail REITs	12,242,106	9,417,358	-	21,659,464
Specialized REITs	25,912,794	113,355	-	26,026,149
Total REITs	105,599,732	34,490,262	-	140,089,994
Short-Term Investments	780,959	-	-	780,959
Total Investments in Securities	$106,380,691	$34,490,262	$-	$140,870,953